Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net income for the year	$ 50,157,772	$ 71,134,002	[1]	$ 29,510,928	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	16,991,900	15,629,116		12,290,463
Amortization of deferred finance charges	0	474,039		94,007
Noncash lease expense	71,237	62,609
Shared based compensation	3,397,082	2,434,855		117,256
Impairment loss	0	8,996,023		0
Net gain on sale of vessel – related party	0	(8,182,777)		0
Net loss on sale of vessel	1,589,702	0		0
Unrealized foreign exchange (gain)/loss on time deposits	1,983,810	(426,040)
Dividends income from related party		(404,167)
Changes in operating assets and liabilities:
Trade and other receivables	42,730	(6,477,912)		(6,497,828)
Other current assets	(349,996)	(62,771)		(240,002)
Inventories	(15,233)	(1,908,513)		(5,248,577)
Changes in operating lease liabilities	(71,237)	(62,609)
Advances and prepayments	(88,625)	(181,990)		(22,364)
Due from related party	2,206,821	(2,940,967)
Trade accounts payable	(2,173,926)	118,523		6,685,211
Due to related party	3,091,759	0		2,105,698
Accrued liabilities	361,520	1,383,841		1,495,632
Deferred income	500,110	(54,903)		607,638
Net cash provided by operating activities	77,695,426	79,530,359		40,898,062
Cash flows from investing activities:
Dividends income received	0	241,667
Proceeds from sale of vessel, net	41,153,578	3,865,890
Acquisition and improvement of vessels	(74,672,266)	(28,145,103)		(118,678,560)
Purchase of bank time deposits	(259,603,451)	(167,501,480)		(68,000,000)
Maturity of bank time deposits	150,770,970	203,827,710
Proceeds from seller financing	35,700,000
Net cash (used in)/provided by investing activities	(106,651,169)	12,288,684		(186,678,560)
Cash flows from financing activities:
Proceeds from issuance of Series B preferred shares		0		200,000
Proceeds from exercise of stock options	475,000
Proceeds from equity offerings	0	29,070,586		168,001,415
Proceeds from warrants exercise	8,600,000
Stock issuance costs	0	(1,492,817)		(11,179,941)
Issuance costs on warrants exercise	(22,178)
Stock repurchase	(2,504,498)	(5,885,727)
Warrants repurchase	0	(1,521,738)
Deferred finance charges paid		0		(404,633)
Customer deposits paid		0		(368,000)
Dividends paid on preferred shares	(1,736,562)	(2,130,254)		(1,740,983)
Loan repayments	0	(70,438,500)		(5,354,000)
Proceeds from long-term debt		0		47,792,500
Cash retained by C3is Inc. at spin off	0	(5,000,000)
Net cash provided by/(used in) financing activities	4,811,762	(57,398,450)		196,946,358
Net increase/(decrease) in cash, cash equivalents and restricted cash	(24,143,981)	34,420,593		51,165,860
Cash, cash equivalents and restricted cash at the beginning of the year	91,927,512	57,506,919		6,341,059
Cash, cash equivalents and restricted cash at the end of the year	67,783,531	91,927,512		57,506,919
Supplemental cash flow information:
Interest paid	0	1,735,054		898,368
Non cash investing activity – Vessel improvements included in liabilities	0	859,320
Non cash investing and financing activity – Part payment of vessel acquisition through issuance of Series C Preferred Shares	0	10,000,000
Non cash investing activity – Dividend on Series A Perpetual Convertible Preferred shares included in investment in related party	0	162,500
Non cash investing activity – Vessel acquisition included in payable to related parties	13,305,000
Non cash financing activity – Dividend on Series A Preferred Shares included in payable to related parties	4,421
Distribution of net assets of C3is Inc. to shareholders and warrant holders	0	20,957,952
Non cash investing activity – Seller financing included in receivables from related party	0	35,700,000		0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	67,783,531	91,927,512		50,901,092
Restricted cash, current		0		1,005,827
Restricted cash, non-current		0		5,600,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 67,783,531	$ 91,927,512		$ 57,506,919

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)